CONTRACTUAL TRANSMISSION ASSETS - Rate review (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in subsidiaries, joint ventures and associates [abstract]
Assets	R$ 178,966,449	R$ 178,622,483	R$ 181,710,095
Redistribution period of PA	3 years
RAP Cycle 2020-2021 Revised	R$ 11,449
PA Consolidated Review, Total	4,700
PA Consolidated Review, Per Cycle	1,567
RAP Total Cycle 2020-2021	R$ 13,016
Impact of the 2020-2021 Cycle (as a percent)	31.00%
Furnas
Investments in subsidiaries, joint ventures and associates [abstract]
RAP Cycle 2020-2021 Revised	R$ 5,153
PA Consolidated Review, Total	1,777
PA Consolidated Review, Per Cycle	593
RAP Total Cycle 2020-2021	R$ 5,745
Impact of the 2020-2021 Cycle (as a percent)	28.97%
Chesf
Investments in subsidiaries, joint ventures and associates [abstract]
RAP Cycle 2020-2021 Revised	R$ 3,494
PA Consolidated Review, Total	1,735
PA Consolidated Review, Per Cycle	578
RAP Total Cycle 2020-2021	R$ 4,073
Impact of the 2020-2021 Cycle (as a percent)	42.79%
Eletronorte
Investments in subsidiaries, joint ventures and associates [abstract]
RAP Cycle 2020-2021 Revised	R$ 1,833
PA Consolidated Review, Total	954
PA Consolidated Review, Per Cycle	318
RAP Total Cycle 2020-2021	R$ 2,151
Impact of the 2020-2021 Cycle (as a percent)	43.97%
CGT Eletrosul
Investments in subsidiaries, joint ventures and associates [abstract]
RAP Cycle 2020-2021 Revised	R$ 969
PA Consolidated Review, Total	234
PA Consolidated Review, Per Cycle	78
RAP Total Cycle 2020-2021	R$ 1,047
Impact of the 2020-2021 Cycle (as a percent)	4.16%
Transmission assets- Existing Basic System Network [Member]
Investments in subsidiaries, joint ventures and associates [abstract]
RTP revenue effect	R$ 4,228,338
Assets	R$ 4,600,000